SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
These financial statements were approved by management and available for issuance on March XX, 2018. Management has evaluated subsequent events through this date.
Dividends Declared
On February 15, 2018, PBF Energy announced a dividend of $0.30 per share on outstanding PBF Energy Class A common stock. The dividend is payable on March 14, 2018 to PBF Energy Class A common stockholders of record at the close of business on February 28, 2018.
PBFX Distributions
On February 15, 2018, PBFX announced a distribution of $0.4850 per unit on outstanding common of PBFX. The distribution is payable on March 14, 2018 to PBFX unit holders of record at the close of business on February 28, 2018.